Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Discretionary Portfolio
May 31, 2024
CPR-NPRT1-0724
1.802163.120
Common Stocks - 99.8%
	Shares	Value ($)
Automobile Components - 3.5%
Automotive Parts & Equipment - 3.5%
Adient PLC (a)	82,220	2,321,893
Aptiv PLC (a)	141,840	11,809,598
Magna International, Inc. Class A	61,720	2,790,361
		16,921,852
Automobiles - 10.5%
Automobile Manufacturers - 10.5%
General Motors Co.	205,420	9,241,846
Tesla, Inc. (a)	231,031	41,142,000
		50,383,846
Broadline Retail - 25.3%
Broadline Retail - 25.3%
Amazon.com, Inc. (a)	642,395	113,344,174
Etsy, Inc. (a)	32,300	2,050,081
MercadoLibre, Inc. (a)	2,215	3,822,160
Ollie's Bargain Outlet Holdings, Inc. (a)	35,582	2,933,024
		122,149,439
Building Products - 0.6%
Building Products - 0.6%
The AZEK Co., Inc. (a)	65,396	3,136,392
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Vestis Corp.	75,177	926,181
Consumer Staples Distribution & Retail - 1.2%
Consumer Staples Merchandise Retail - 0.7%
Dollar Tree, Inc. (a)	27,060	3,191,727
Food Distributors - 0.5%
Performance Food Group Co. (a)	35,298	2,456,741
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		5,648,468
Food Products - 0.6%
Packaged Foods & Meats - 0.6%
Lamb Weston Holdings, Inc.	33,800	2,984,202
Hotels, Restaurants & Leisure - 19.7%
Casinos & Gaming - 2.7%
Caesars Entertainment, Inc. (a)	77,158	2,743,738
Churchill Downs, Inc.	29,142	3,773,889
Penn Entertainment, Inc. (a)	87,074	1,523,795
Red Rock Resorts, Inc.	94,200	4,827,750
		12,869,172
Hotels, Resorts & Cruise Lines - 7.9%
Booking Holdings, Inc.	2,924	11,042,047
Hilton Worldwide Holdings, Inc.	73,751	14,794,451
Marriott International, Inc. Class A	33,349	7,709,288
Royal Caribbean Cruises Ltd. (a)	31,560	4,660,781
		38,206,567
Restaurants - 9.1%
Aramark	63,034	2,026,543
Brinker International, Inc. (a)	24,010	1,695,826
Chipotle Mexican Grill, Inc. (a)	2,910	9,106,903
Domino's Pizza, Inc.	18,184	9,248,019
McDonald's Corp.	50,855	13,165,851
Restaurant Brands International, Inc.	55,200	3,785,166
Starbucks Corp.	59,940	4,808,387
		43,836,695
TOTAL HOTELS, RESTAURANTS & LEISURE		94,912,434
Household Durables - 5.2%
Home Furnishings - 2.0%
Tempur Sealy International, Inc.	186,517	9,579,513
Homebuilding - 3.2%
KB Home	54,020	3,813,812
PulteGroup, Inc.	48,300	5,666,556
TopBuild Corp. (a)	14,800	6,185,660
		15,666,028
TOTAL HOUSEHOLD DURABLES		25,245,541
Specialty Retail - 23.4%
Apparel Retail - 5.3%
Aritzia, Inc. (a)	176,100	4,399,431
Burlington Stores, Inc. (a)	12,927	3,103,126
TJX Companies, Inc.	172,177	17,751,449
		25,254,006
Automotive Retail - 1.1%
Advance Auto Parts, Inc.	20,900	1,476,376
O'Reilly Automotive, Inc. (a)	3,995	3,848,224
		5,324,600
Home Improvement Retail - 10.7%
Floor & Decor Holdings, Inc. Class A (a)(b)	59,017	6,896,727
Lowe's Companies, Inc.	99,791	22,082,750
The Home Depot, Inc.	67,911	22,741,357
		51,720,834
Homefurnishing Retail - 1.7%
Wayfair LLC Class A (a)	15,931	947,735
Williams-Sonoma, Inc.	24,200	7,095,924
		8,043,659
Other Specialty Retail - 4.6%
Academy Sports & Outdoors, Inc.	90,000	5,192,100
Dick's Sporting Goods, Inc.	50,777	11,558,876
Five Below, Inc. (a)	18,400	2,541,592
JD Sports Fashion PLC	906,100	1,489,245
Sally Beauty Holdings, Inc. (a)	121,749	1,482,903
		22,264,716
TOTAL SPECIALTY RETAIL		112,607,815
Textiles, Apparel & Luxury Goods - 9.6%
Apparel, Accessories & Luxury Goods - 4.7%
lululemon athletica, Inc. (a)	18,830	5,874,772
LVMH Moet Hennessy Louis Vuitton SE	2,433	1,945,777
PVH Corp.	49,508	5,941,455
Tapestry, Inc.	150,098	6,527,762
VF Corp. (b)	166,440	2,210,323
		22,500,089
Footwear - 4.9%
Deckers Outdoor Corp. (a)	7,177	7,851,064
NIKE, Inc. Class B	136,792	13,002,080
On Holding AG (a)	30,193	1,284,410
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	22,400	1,599,808
		23,737,362
TOTAL TEXTILES, APPAREL & LUXURY GOODS		46,237,451
TOTAL COMMON STOCKS (Cost $269,646,671)		481,153,621

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	2,064,635	2,065,048
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	8,786,785	8,787,664
TOTAL MONEY MARKET FUNDS (Cost $10,852,712)		10,852,712

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $280,499,383)	492,006,333
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(10,035,377)
NET ASSETS - 100.0%	481,970,956

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	626,349	24,845,739	23,407,322	10,598	282	-	2,065,048	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	12,432,064	46,900,851	50,545,251	3,442	-	-	8,787,664	0.0%
Total	13,058,413	71,746,590	73,952,573	14,040	282	-	10,852,712

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.